Condensed, Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 72,914	$ 98,888
Trade accounts receivable, less allowance for uncollectible accounts of $22,569 and $21,775 at September 30, 2016 and December 31, 2015, respectively	82,166	76,634
Inventory	60,811	51,523
Prepaid expenses and other	33,905	30,521
Prepaid income taxes	0	24,598
Total current assets	249,796	282,164
Property and equipment, net	582,840	507,753
Goodwill	2,063,494	1,517,650
Other intangible assets, net	209,095	97,377
Notes receivable	2,142	2,194
Other	101,695	93,994
Total assets	3,209,062	2,501,132
Current liabilities:
Current portion of long-term debt	32,512	33,623
Accounts payable	54,150	52,337
Accrued payroll and related liabilities	70,213	75,519
Income tax payable	8,359	0
Other accrued liabilities	85,607	70,828
Total current liabilities	250,841	232,307
Long-term debt, net	1,246,122	832,718
Deferred income taxes, net	127,104	131,478
Other liabilities	39,509	36,084
Total liabilities	1,663,576	1,232,587
Commitments and contingencies
Redeemable noncontrolling interests	12,079	11,511
Preferred stock, par value $0.001, 11,000 shares authorized, none outstanding	0	0
VCA Inc. stockholders’ equity:
Common stock, par value $0.001, 175,000 shares authorized, 81,075 and 80,764 shares outstanding as of September 30, 2016 and December 31, 2015, respectively	81	81
Additional paid-in capital	32,958	19,708
Retained earnings	1,443,715	1,275,207
Accumulated other comprehensive loss	(41,028)	(50,034)
Total VCA Inc. stockholders’ equity	1,435,726	1,244,962
Noncontrolling interests	97,681	12,072
Total equity	1,533,407	1,257,034
Total liabilities and equity	$ 3,209,062	$ 2,501,132